Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 10,048	$ 9,984
Derivatives held for trading, Fair value liabilities	(8,313)	(8,045)
Embedded derivatives, Fair value assets	1	0
Embedded derivative, Fair value liabilities	(7)	(77)
Fair value asset	12,747	10,467
Fair value liability	(8,402)	(8,798)
Current derivatives, Fair value assets	2,992	4,153
Current derivatives, Fair value liabilities	(2,998)	(3,261)
Non-current derivatives, Fair value assets	9,755	6,314
Non-current derivatives, Fair value liabilities	(5,404)	(5,537)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	4	1
Hedges, Fair value liability	0	(4)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	2,694	482
Hedges, Fair value liability	(82)	(672)
Currency forwards | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	4	1
Hedges, Fair value liability	0	(4)
Gas price futures | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	0	0
Currency swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	2,614	344
Hedges, Fair value liability	(82)	(637)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	80	138
Hedges, Fair value liability	0	(35)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	858	81
Derivatives held for trading, Fair value liabilities	(694)	(744)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,519	1,918
Derivatives held for trading, Fair value liabilities	(1,093)	(1,478)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,406	6,569
Derivatives held for trading, Fair value liabilities	(5,489)	(4,871)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,258	1,306
Derivatives held for trading, Fair value liabilities	(1,037)	(952)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	110
Derivatives held for trading, Fair value liabilities	0	0
Embedded derivatives, Fair value assets	1	0
Embedded derivative, Fair value liabilities	$ (7)	$ (77)